Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Property, equipment and vehicles	$ 12,553,408
Digital assets	7,087,747	5,000,000
Current Liabilities
Cash and cash equivalents	2,505,286	2,507,404
Account receivable		229,708
Other receivables	2,384,976
Total assets	24,531,417	7,737,112
LIABILITIES AND STOCKHOLDERS’ EQUITY
Other payables and accruals	613,455	1,170,096
Stockholders’ equity
Preferred stock	5,050	5,050
Common stock	35,554	19,554
Additional paid-in capital	89,290,193	49,306,193
Accumulated deficit	(65,308,474)	(43,788,360)
Accumulated other comprehensive (loss) / income	(104,361)	1,024,579
Stockholders’ equity	23,917,962	6,567,016
Total liabilities and stockholders’ equity	$ 24,531,417	$ 7,737,112